Loans and advances to customers (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial assets measured at amortized cost	R$ 29,539,862	R$ 28,484,030	R$ 28,008,086
[custom:LoansAndAdvancesToClients-0]	R$ 16,768	R$ 21,024